Stock-based payment plans	12 Months Ended
Dec. 31, 2017
Stock-based payment plans
Stock-based payment plans

17.Stock-based payment plans

The board of directors adopted the 2017 Stock Option Plan, or the 2017 Plan, the 2016 Stock Option Plan, the 2015 Stock Option Plan, the 2014 Stock Option Plan, the 2013 Stock Option Plan, the 2012 Stock Option Plan, the 2011 Stock Option Plan and the 2010 Stock Option Plan (collectively, the "Stock Option Plans"). The Company grants share-based awards under the current plan, the 2017 Plan, which was adopted by the Company’s board of directors on April 20, 2017 and approved by its shareholders at a meeting held on June 6, 2017. On May 3, 2017, the board of directors also adopted the 2016 Free Share Plan from which the Company grants Restricted Stock Units (RSU).

Prior to the approval of the 2017 Stock Option Plan, the Company granted stock-options, employee warrants (BSPCE) and warrants (BSA) under the 2016 Stock Option Plan, or 2016 Plan, which was adopted by the Company’s board of directors on May 13, 2016 and approved by its shareholders at a meeting held on June 1, 2016. The 2016 Plan was amended by the Company’s board of directors on June 27, 2016; the amendment removed any right of acceleration of the employee stock options in case of a liquidity event, like the IPO.

As a result of the 1-for-8 reverse share split, effective on June 18, 2016, the conversion rate of the Company's stock options, employee warrants (BSPCE) and warrants (BSA) is adjusted for periods up to this date to reflect a 1-for-8 conversion rate (see Note 15).

The following table illustrates the number of options and warrants outstanding and weighted-average exercise prices ("WAEP") of share options and warrants with an 8-for-1 conversion rate during the period (in thousands, except WAEP):

	Number of	Number of employee	Number of	WAEP per option/
	stock options	BSPCE warrants	BSA warrants	warrant
Balance at January 1, 2015	12,575	4,060	330	$0.65
Granted during the year	5,831	471	—	1.23
Forfeited during the year	(1,545)	(392)	—	0.67
Exercised during the year	(73)	(203)	—	0.30
Balance at December 31, 2015	16,788	3,936	330	$0.82
Granted during the year	1,934	289	300	1.52
Forfeited during the year	(976)	(193)	—	1.35
Exercised during the year	(968)	(404)	(330)	0.45
Balance at December 31, 2016	16,778	3,628	300	$0.88
Granted during the period	—	—	—	—
Exercised during the period	(4,876)	(1,752)	—	0.87
Forfeited during the period	(363)	(104)	—	1.48
Balance at December 31, 2017	11,539	1,772	300	$1.05

Subsequent to June 18, 2016, the Company granted stock options, employee warrants (BSPCE) and warrants (BSA) granted on a 1-for-1 basis, whereby holders of these stock awards will exercise 1 option or warrant for 1 of the Company’s ordinary shares.

The following table illustrates the number of stock options and warrants outstanding and WAEP of stock options and warrants with a 1-for-1 conversion rate (in thousands, except WAEP):

	Number of	Number of employee	Number of	WAEP per option/
	stock options	BSPCE warrants	BSA warrants	warrant
Balance at January 1, 2016	—	—	—	$—
Granted during the period	735	94	18	16.64
Exercised during the period	—	—	—	—
Forfeited during the period	(4)	(1)	—	15.85
Balance at December 31, 2016	731	93	18	$16.64
Granted during the period	203	41	32	30.43
Exercised during the period	(51)	(3)	—	18.59
Forfeited during the period	(43)	(10)	—	22.02
Balance at December 31, 2017	840	121	50	$21.97

The weighted-average remaining contractual life for stock options and warrants outstanding as of December 31, 2015, 2016 and 2017, was 7.9 years, 7.7 years and 7.4 years, respectively.

At December 31, 2016 and 2017, there were a total number of stock options, employee warrants (BSPCE) and warrants (BSA) available for grant under the Company's share pool reserve of 1,457,910 and 1,698,735 options, respectively.

In general, vesting of stock options and warrants occurs over four years, with 25% on the one year anniversary of the grant and 1/16th on a quarterly basis thereafter. Options have a contractual life of ten years. Individuals must continue to provide services to the Group in order to vest. Upon termination, all unvested options are forfeited and vested options must generally be exercised within three months. All expenses related to these plans have been recorded in the consolidated statements of operations in the same line items as the related employee's cash-based compensation.

(a)Stock options

The board of directors has approved Stock Option Plans for the granting of stock options to employees outside of France. The terms of the Stock Option Plans are substantially the same and at this time new share option grants may only be made pursuant to the 2017 Plan. Stock options may be granted to any individual employed by the Group.

In addition, under French law, the maximum number of shares issuable upon exercise of outstanding employee stock options may not exceed one-third of the outstanding share capital on a non-diluted basis as at the date of grant. As of December 31, 2017, 8,829,861 stock options exercisable for an aggregate of 1,223,507 ordinary shares, at a weighted average exercise price of $1.17 per option were outstanding.

The following table summarizes information about stock options outstanding at December 31, 2017 with an 8-for-1 conversion rate (in thousands, except exercise price per option and per option fair value):

Date of board of
directors meeting	Exercise price	Number of stock	Number	Grant date fair
authorizing grant	per option	options outstanding	exercisable	value per option
June 11, 2010	$0.46	16	16	$0.06
November 9, 2010	$0.24	—	—	$0.10
February 16, 2011	$0.24	72	72	$0.10
June 29, 2011	$0.24	8	8	$0.10
April 25, 2012	$0.55	484	484	$0.03
April 30, 2012	$0.55	121	121	$0.03
September 21, 2012	$0.62	205	205	$0.03
February 1, 2013	$0.62	33	33	$0.02
June 12, 2013	$0.62	129	129	$0.02
December 17, 2013	$0.62	4,788	4,790	$0.02
April 24, 2014	$0.62	303	189	$0.44
October 24, 2014	$1.15	346	247	$0.44
December 18, 2014	$1.15	724	501	$0.44
February 6, 2015	$1.15	1,629	757	$0.44
April 24, 2015	$1.29	386	200	$0.44
July 23, 2015	$1.34	630	369	$0.45
October 20, 2015	$1.34	500	122	$0.45
February 4, 2016	$1.57	785	318	$0.51
April 15, 2016	$1.66	380	132	$0.58
		11,539	8,693

The following table summarizes information about stock options outstanding at December 31, 2017 with a 1-for-1 conversion rate (in thousands, except exercise price per option and per option fair value):

Date of board of
directors meeting	Exercise price	Number of share	Number	Grant date fair
authorizing grant	per option	options outstanding	exercisable	value per option
July 8, 2016	$16.23	544	105	$5.42
August 24, 2016	$29.67	12	3	$11.47
November 3, 2016	$22.31	44	8	$8.59
December 2, 2016	$22.77	40	10	$8.04
February 3, 2017	$22.85	129	11	$9.47
May 3, 2017	$30.87	37	—	$11.39
July 28, 2017	$38.37	33	—	$13.47
October 31,2017	$40.87	1	—	$14.52
		840	137

(b)Employee warrants (BSPCE)

In addition, the board of directors has been authorized by the shareholders' general meeting to grant BSPCE (“bons de souscription de parts de créateur d'entreprise or employee warrants”) to employees who are French tax residents as they carry favorable tax and social security treatment for French tax residents. Employee warrants (BSPCE) are a specific type of option to acquire ordinary shares available to qualifying companies in France that meet certain criteria. Otherwise, employee warrants (BSPCE) function in the same manner as share options.

As of December 31, 2017, 1,312,518 employee warrants (BSPCE) exercisable for an aggregate of 187,555 ordinary shares, at a weighted average exercise price of $1.44 per warrant were outstanding.

The following table summarizes information about employee warrants (BSPCE) outstanding at December 31, 2017 with an 8-for-1 conversion rate (in thousands, except exercise price per warrant and per warrant fair value):

Date of board of		Number of
directors meeting	Exercise price	employee warrants	Number	Grant date fair
authorizing grant	per warrant	outstanding	exercisable	value per warrant
June 30, 2008	$0.29	38	38	$0.01
November 5, 2009	$0.38	—	—	$0.06
June 11, 2010	$0.46	84	84	$0.06
February 16, 2011	$0.46	44	44	$0.10
April 25, 2012	$0.55	—	—	$0.03
April 30, 2012	$0.55	96	96	$0.03
September 21, 2012	$0.62	172	172	$0.03
October 24, 2014	$1.15	360	270	$0.44
December 18, 2014	$1.15	507	360	$0.44
February 6, 2015	$1.15	2	1	$0.44
April 24, 2015	$1.29	217	130	$0.44
July 23, 2015	$1.34	6	4	$0.45
October 20, 2015	$1.34	9	5	$0.45
February 4, 2016	$1.57	48	18	$0.51
April 15, 2016	$1.66	189	64	$0.58
		1,772	1,286

The following table summarizes information about employee warrants (BSPCE) outstanding at December 31, 2017 with a 1-for-1 conversion rate (in thousands, except exercise price per warrant and per warrant fair value):

Date of board of		Number of
directors meeting	Exercise price	employee warrants	Number	Grant date fair
authorizing grant	per warrant	outstanding	exercisable	value per warrant
July 8, 2016	$16.23	71	21	$5.42
August 24, 2016	$29.67	6	2	$11.47
November 3, 2016	$22.31	5	2	$8.59
February 3, 2017	$22.85	11	2	$9.47
May 3, 2017	$30.87	17	—	$11.39
July 28, 2017	$38.37	9	—	$13.47
October 31, 2017	$40.87	2	—	$14.52
		121	27

(c)Restricted Stock Units (RSU)

For the first time, in the second quarter of 2017, the Company granted restricted stock units (“RSU”) to certain employees and officers under the 2016 Plan. Restricted stock units vest upon either a performance-based or only a service-based criteria.

Performance-based RSU’s vest based on the satisfaction of specific non-market performance criteria and a four-year service period. At each vesting date, the holder of the award is issued shares of the Company’s ordinary shares. Compensation expense from these awards is equal to the fair market value of the Company’s ordinary shares on the date of grant and is recognized over the remaining service period based on the probable outcome of achievement of the financial metrics used in the specific grant's performance criteria. Management’s estimate of the number of shares expected to vest is based on the anticipated achievement of the specified non-market performance criteria, which are assessed at each reporting period. Performance-based restricted stock units are typically granted such that they vest upon the achievement of certain software subscription sales targets, during a specified performance period and the completion of a four year service period.

In general, service-based RSU’s vest over a four-year period, with 50% on the two year anniversary of the grant and equal quarterly installments thereafter.

In the second quarter of 2017, the Company granted a total of 279,381 performance-based RSU’s, with a grant date fair value of $30.87 per RSU, to certain executive officers. See Note 23 for subsequent events that impacted these performance-based RSU’s.

In the second quarter of 2017, the Company granted a total of 269,450 service-based restricted stock units, with a grant date fair value of $30.87 per RSU, to certain employees and executive officers.

In the third quarter of 2017, the Company granted a total of 24,450 service-based restricted stock units, with a grant date fair value of $38.37 per RSU, to certain employees and executive officers.

In the fourth quarter of 2017, the Company granted a total of 228,950 service-based restricted stock units, with a weighted-average grant date fair value of $41.62 per RSU, to certain employees and executive officers.

	Service-based	Performance-based	Weighted-average
	RSUs	RSUs	grant date fair value
Unvested balance at January 1, 2017	—	—	$—
Granted during the period	523	279	36.73
Vested during the period	—	—	—
Forfeited during the period	(14)	(279)	34.05
Balance at December 31, 2017	509	—	$33.10

(d)Warrants (BSA)

The Company's board of directors has granted warrants (otherwise known as "bons de souscription d'actions" or "warrants (BSA)") to Company directors. In addition to any exercise price payable by a holder upon the exercise of any warrants (BSA), pursuant to the relevant shareholders' delegation to the board, such warrants need to be subscribed for at a price at least equal to 5% of the exercise price which represents the fair market value of the underlying ordinary shares at grant date.

In the first quarter of 2016, the Company’s board of directors granted 300,000 warrants (BSA), with a 1-for-8 conversion rate representing 37,500 potential ordinary shares to a board member, with an exercise price of $1.56 and grant date fair value of $0.65 per warrant. The warrants (BSA) vest annually over a three-year period and at December 31, 2017, 200,000 warrants (BSA) are exercisable, with a 1-for-8 conversion rate representing 25,000 potential ordinary shares.

In the fourth quarter of 2016, the Company’s board of directors granted 17,632 warrants (BSA), with a 1-for-1 conversion rate, with an exercise price of $26.04 and grant date fair value of $9.72 per warrant. The warrants (BSA) vest quarterly over a one-year period and at December 31, 2017, 17,632 warrants (BSA) are exercisable.

In the first quarter of 2017, the Company’s board of directors granted 5,058 warrants (BSA), with a 1-for-1 conversion rate, with an exercise price of $22.99 and grant date fair value of $9.43 per warrant. The warrants (BSA) vest from the date of grant to the June 6, 2017 shareholder meeting. At December 31, 2017, all 5,058 warrants (BSA) are exercisable.

In the second quarter of 2017, the Company’s board of directors granted 22,320 warrants (BSA), with a 1-for-1 conversion, with an exercise price of $30.87 and grant date fair value of $11.46 per warrant. The warrants (BSA) vest quarterly over a one-year period and at December 31, 2017, 11,160 warrants (BSA) are exercisable.

In the third quarter of 2017, the Company’s board of directors granted 4,790 warrants (BSA), with a 1-for-1 conversion, with an exercise price of $38.37 and grant date fair value of $13.47 per warrant. The warrants (BSA) vest quarterly over a one-year period and at December 31, 2017, 1,197 warrants (BSA) are exercisable.

(e)Restricted shares

The Company entered into agreements with certain current executives of the Company, which allowed the executives to purchase ordinary shares at the nominal price of €0.08. The shares are restricted in that the Company has the right to repurchase the shares back from the executives and cancel such shares during a four year vesting period in which the executives have service conditions to meet. The Company is able to repurchase the shares from the executives at the nominal price of €0.08 during a vesting period. The Company's right to repurchase the shares lapses over a four year period, with 25% on the one year anniversary of the grant and either monthly or 1/16th on a quarterly basis thereafter. In June 2015, the Company issued of 110,281 ordinary shares at par value (€0.08 per share) representing a total subscription amount equal to eight thousand Euros. At December 31, 2016 and 2017, the Company had 167,741 and 41,355 restricted shares outstanding, respectively.

(f)Fair value of stock options and warrants

Determining the fair value of the share-based payments at the grant date requires judgment. The Company calculated the fair value of each instrument on the grant date using the Black-Scholes option pricing model. The Black-Scholes model requires the input of highly subjective assumptions, including the expected volatility, expected term, risk-free interest rate and dividend yield.

Exercise price

The exercise price of the Company’s stock awards is based on the fair market value of our ordinary shares.

Risk-free interest rate

The risk-free interest rate represents the implied yield currently available on zero-coupon government issued securities over the expected term of the option.

Expected term

The Company determines the expected term based on the average period the share options are expected to remain outstanding.

Expected Volatility

The Group considered historical volatility of the Company’s share price since the IPO and also considered the historical volatility of similar entities following a comparable period in their lives.

Expected Dividend yield

The Company has never declared or paid any cash dividends and it does not presently plan to pay cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero.

The Company estimated the following assumptions for the calculation of the fair value of the share options and warrants:

	Year Ended December 31,
	2015	2016	2017
Weighted average fair value of underlying shares	$10.96	$16.33	$27.82
Weighted average expected volatility	40.0%	44.8%	50.5%
Weighted average risk-free interest rate	0.37%	0.82%	1.69%
Weighted average expected term (in years)	4.00	3.98	3.73
Dividend yield	—%	—%	—%

(g)Compensation expense

For the years ended December 31, 2015, 2016 and 2017, the Group recorded compensation expense as follows (in thousands):

	Year Ended December 31,
	2015	2016	2017
Stock options	$1,035	$1,587	$2,423
Employee BSPCE warrants	244	277	329
Restricted shares	910	1,018	1,117
Series H preferred shares	168	—	—
Restricted stock units	—	—	1,988
BSA Warrants	—	112	423
Total stock-based compensation expense	$2,357	$2,994	$6,280

Cost of revenue and operating expenses include employee stock-based compensation expense as follows (in thousands):

	Year Ended December 31,
	2015	2016	2017
Cost of revenue – subscriptions	$78	$74	$315
Cost of revenue - professional services	61	84	207
Sales and marketing	793	917	2,271
Research and development	302	542	1,263
General and administrative	1,123	1,377	2,224
Total stock-based compensation expense	$2,357	$2,994	$6,280

As of December 31, 2017, there was:

•$6.3 million total unrecognized compensation expense related to unvested employee share options that are expected to vest and the cost is expected to be recognized over a weighted-average period of approximately 2.3 years;

•$1.0 million total unrecognized compensation expense related to unvested employee warrants (BSPCE) that are expected to vest and the cost is expected to be recognized over a weighted-average period of approximately 2.2 years;

•$0.2 million total unrecognized compensation expense related to warrants (BSA) that are expected to vest and the cost is expected to be recognized over a weighted-average period of approximately 0.5 years;

•$0.5 million total unrecognized compensation expense related to unvested restricted shares that are expected to vest and the cost is expected to be recognized over a weighted-average period of approximately 1.5 years.

•

$17.0 million total unrecognized compensation expense related to unvested restricted stock units that are expected to vest and the cost is expected to be recognized over a weighted-average period of approximately 3.5 years.